Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	[1]
Current assets
Total cash and cash equivalents	$ 621,924	$ 721,076
Restricted cash advances and collateral	6,401	10,819
Prepaid expenses and other current assets	79,578	43,945
Current investments – customer deposits	109,017	103,153
Accounts receivable	111,215	136,347
Income tax receivable	49,504	26,085
Total current assets	977,639	1,041,425
Non-current assets
Restricted cash advances and collateral	10,607	10,630
Prepaid expenses and other non-current assets	33,482	32,760
Non-current accounts receivable	16,765	14,906
Property and equipment	139,228	85,169
Income tax receivable	18,556	15,611
Deferred income taxes	11,149	1,775
Derivatives	169,158	54,583
Intangible assets	4,550,222	4,742,699
Goodwill	5,348,976	5,265,980
Total non-current assets	10,298,143	10,224,113
Total assets	11,275,782	11,265,538
Current liabilities
Accounts payable and other liabilities	562,731	424,007
Current provisions	64,928	39,189
Derivatives	17,628	16,493
Income tax payable	40,834	72,796
Current portion of lease liabilities	19,633
Current portion of long-term debt	35,750	35,750
Total current liabilities	1,150,894	1,011,974
Non-current liabilities
Lease liability	35,691
Long-term debt	4,895,425	5,411,208
Long-term provisions	2,885	4,002
Derivatives	95,931	6,068
Other long-term liabilities	1,770	79,716
Income tax payable	21,609	18,473
Deferred income taxes	552,134	580,697
Total non-current liabilities	5,605,445	6,100,164
Total liabilities	6,756,339	7,112,138
EQUITY
Share capital	4,374,150	4,116,287
Reserves	(423,283)	(469,629)
Retained earnings	565,583	502,761
Equity attributable to the Shareholders of The Stars Group Inc.	4,516,450	4,149,419
Non-controlling interest	2,993	3,981
Total equity	4,519,443	4,153,400	[2]
Total liabilities and equity	11,275,782	11,265,538
Operational
Current assets
Total cash and cash equivalents	321,008	392,853
Customer Deposits
Current assets
Total cash and cash equivalents	300,916	328,223
Current liabilities
Customer deposits	$ 409,390	$ 423,739

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[2]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.